Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Net Change In The Valuation Allowance	$ 1,009,816
Net Operating Loss Carryover	$ 10,995,265